Leases - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Item	Dec. 31, 2011 Item
Leases [Line Items]
Number of facilities underlying leases	3	3
California Facility
Leases [Line Items]
Area of facility subject to lease (in square feet)	5,475	5,475
Lease term	5 years	5 years
Current monthly rent	13,654	13,124
Percentage of annual escalation	3.00%	3.00%
Indiana Facility
Leases [Line Items]
Area of facility subject to lease (in square feet)	105,000	105,000
Lease term	10 years	10 years
Current monthly rent	25,000	25,000
Bonen Facility
Leases [Line Items]
Area of facility subject to lease (in square feet)	1,000	1,000
Current monthly rent	2,000	2,000